Net (Loss) Income Per Share - Summary of Earnings (Loss) Income per Share Basic and Diluted Basis (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic EPS (in shares)	304,001,631	284,932,357
Net (loss) income	$ (106,027)	$ 554,889
Basic EPS (in dollars per share)	$ (0.35)	$ 1.95
Dilutive RSUs and pRSUs (in shares)	0	2,806,153
Dilutive warrants (in shares)	0	372,948
Dilutive warrants	$ 0	$ (1,358)
Dilutive Convertible Notes (in shares)	0	44,458,210
Dilutive Convertible Notes	$ 0	$ 9,995
Dilutive stock options (in shares)	0	1,165,033
Diluted EPS (in shares)	304,001,631	333,734,701
Diluted EPS	$ (106,027)	$ 563,526
Diluted (in dollars per share)	$ (0.35)	$ 1.69